DF DENT MIDCAP GROWTH FUND
RISK/RETURN
Investment Objective
The objective of the DF Dent Midcap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you invest in the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	DF DENT MIDCAP GROWTH FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable	2.00%
Exchange Fee (as a percentage of amount, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		DF DENT MIDCAP GROWTH FUND
Management Fees		1.00%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	1.23%
Total Annual Fund Operating Expenses		2.23%
Fee Waiver and/or Expense Reimbursement	[2]	(1.13%)
Net Annual Fund Operating Expenses		1.10%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million for the period July 1, 2011, through October 31, 2012 (the "Expense Cap"). The Expense Cap may only be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply

Example.
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same though the fee waiver is applied in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
DF DENT MIDCAP GROWTH FUND	112	588

Portfolio Turnover.
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The DF Dent Midcap Growth Fund (the “Fund”) normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Fund’s investment adviser D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) defines medium-sized companies as those companies with market capitalizations in the range of  $507.5 million to  $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.

The Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

Principal Investment Risks
General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk.  Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified.

REIT Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from the those of the Fund.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Performance Information
The Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 30, 2011
Registrant Name	dei_EntityRegistrantName	Forum Funds
Central Index Key	dei_EntityCentralIndexKey	0000315774
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 1, 2011
Prospectus Date	rr_ProspectusDate	Jul 1, 2011
DF DENT MIDCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The objective of the DF Dent Midcap Growth Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you invest in the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-10-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same though the fee waiver is applied in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The DF Dent Midcap Growth Fund (the “Fund”) normally invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Fund’s investment adviser D.F. Dent and Company, Inc. (“D.F. Dent” or the “Adviser”) defines medium-sized companies as those companies with market capitalizations in the range of  $507.5 million to  $18.5 billion, which was the two‐year average of the market capitalization range of companies in the Russell Midcap Growth Index on December 31, 2009 and 2010.

The Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, it becomes overvalued or its fundamentals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
General Market Risk.  The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk.  It is important that investors closely review and understand the risks of investing in the Fund.  Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

ADR Risk.  Investing in ADRs carry potential risks not associated with domestic investments. Such risks include, but are not limited to: (1) political and financial instability, (2) less liquidity and greater volatility, (3) lack of uniform accounting, auditing and financial reporting standards, and (4) increased price volatility.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified.

REIT Risk.  The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from the those of the Fund.

Registered Investment Company and ETF Risk. Registered investment companies (including ETFs) generally entail the same risks as the individual stocks held by them. ETFs, however, may trade at a premium or discount to the aggregate value of the underlying securities. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. By investing in another investment company or ETF, the Fund becomes a shareholder of that investment company or ETF and bears its proportionate share of the fees and expenses of the other investment company or ETF.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund or the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in securities of a limited number of issuers. Such non-diversification exposes the Fund to greater market risk and potential monetary losses than if its assets were diversified.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is newly created and does not have a full calendar year performance record. Performance information will be available after the Fund has been in operation for one calendar year.
DF DENT MIDCAP GROWTH FUND | DF DENT MIDCAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee (as a percentage of amount, if applicable)	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.23%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	588

[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million for the period July 1, 2011, through October 31, 2012 (the "Expense Cap"). The Expense Cap may only be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply